FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial expenses:
Interest	$ (1,565)	$ (325)	$ (621)
Loss related to non-hedging derivative instruments	0	(6)	(12)
Amortization of marketable securities premiums and accretion of discounts, net	(1,348)	(1,513)	(1,387)
Exchange rate differences	(205)	0	(293)
Other	(327)	(358)	(252)
Financial expenses, Total	(3,445)	(2,202)	(2,565)
Financial income:
Gain related to non-hedging derivative instruments	24	0	0
Exchange rate differences	0	1,325	0
Gain from financial investments	333	937	0
Interest income	3,036	2,804	2,656
Other	0	0	32
Financial income, Total	3,393	5,066	2,688
Financial income (expenses), net	$ (52)	$ 2,864	$ 123